Expense Example - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Small-Mid Multifactor ETF - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 15
3 years	48
5 years	85
10 years	$ 192